CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS $ in Millions	9 Months Ended
Sep. 30, 2016 USD ($) $ / shares
STATEMENTS OF OPERATIONS
Trade sales, services and fees, net	$ 1,648
Cost of goods sold	1,547
Operating expenses:
Selling, general and administrative (includes corporate allocations from Huntsman Corporation of $9, $27, $62 and $76, respectively)	168
Restructuring, impairment and plant closing costs	31
Other income, net	(33)
Total expenses	166
Operating income (loss)	(65)
Interest expense	(44)
Interest income	13
Other income	1
Income (loss) from continuing operations before income taxes	(95)
Income tax (expense) benefit	14
Income (loss) from continuing operations	(81)
Income from discontinued operations, net of tax	8
Net income (loss)	(73)
Net income attributable to noncontrolling interests	(8)
Net income (loss) attributable to Venator	$ (81)
Basic earnings (losses) per share:
Income (loss) from continuing operations attributable to Venator Materials PLC ordinary shareholders (in dollars per share) | $ / shares	$ (0.84)
Income from discontinued operations attributable to Venator Materials PLC ordinary shareholders (in dollars per share) | $ / shares	0.08
Net income (loss) attributable to Venator Materials PLC ordinary shareholders (in dollars per share) | $ / shares	(0.76)
Diluted earnings (losses) per share:
Income (loss) from continuing operations attributable to Venator Materials PLC ordinary shareholders (in dollars per share) | $ / shares	(0.84)
Income from discontinued operations attributable to Venator Materials PLC ordinary shareholders (in dollars per share) | $ / shares	0.08
Net income (loss) attributable to Venator Materials PLC ordinary shareholders (in dollars per share) | $ / shares	$ (0.76)